SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2019 shares $ / shares
1.41 - 3.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	827,343
Weighted average remaining contractual life (in Yrs.)	9 years 5 months 20 days
Weighted average exercise price | $ / shares	$ 1.81
3.08 - 5.66 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,436,636
Weighted average remaining contractual life (in Yrs.)	7 years 8 months 12 days
Weighted average exercise price | $ / shares	$ 4.72
5.67 - 8.04 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	216,000
Weighted average remaining contractual life (in Yrs.)	6 years 26 days
Weighted average exercise price | $ / shares	$ 7.60
8.10 - 10.69 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	748,538
Weighted average remaining contractual life (in Yrs.)	1 year 10 months 21 days
Weighted average exercise price | $ / shares	$ 8.70
10.92 - 20.55 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,106,500
Weighted average remaining contractual life (in Yrs.)	4 years 3 months 11 days
Weighted average exercise price | $ / shares	$ 12.86
Total [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	4,335,017
Weighted average remaining contractual life (in Yrs.)	6 years 29 days
Weighted average exercise price | $ / shares	$ 7.08